Supplementary Information to Statements of Operations (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Income (loss)	$ 360	$ 334	$ (433)
Net income (loss) available to Ordinary shareholders	$ 360	$ 334	$ (433)
Denominator (in thousands):
Basic weighted average Ordinary shares outstanding (in thousands)	2,587	1,970	1,449
Diluted weighted average Ordinary shares outstanding (in thousands)	2,593	1,970	1,449
Basic and diluted income (loss) per share	$ 0.14	$ 0.17	$ (0.3)